Skadden, Arps, Slate, Meagher & Flom llp

320 SOUTH CANAL STREET

Chicago, Illinois 60606-5707

TEL: (312) 407-0700

FAX: (312) 407-0411

www.skadden.com

March 10, 2025

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	NXG Cushing Midstream Energy Fund (File No. 811-22072) and NXG NextGen Infrastructure Income Fund (File No. 811-22499) Preliminary Proxy Statement

Ladies and Gentlemen:

On behalf of NXG Cushing Midstream Energy Fund and NXG NextGen Infrastructure Income Fund (the “Funds”), we have submitted for filing a Preliminary Proxy Statement on Schedule 14A (the “Preliminary Proxy Statement”) in connection with the annual meeting of shareholders of the Funds. The Preliminary Proxy Statement is filed pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy